Trade and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables, Current | Loss allowance
Trade and other receivables
Financial assets	€ (4,131)	€ 0	€ (278)